Subsequent Events - Additional Information (Detail) $ in Thousands											1 Months Ended	12 Months Ended
	Apr. 19, 2022 ARS ($)	Apr. 07, 2022 ARS ($) Number	Mar. 30, 2022 ARS ($)	Mar. 29, 2022 ARS ($)	Mar. 22, 2022 ARS ($)	Mar. 16, 2022 ARS ($)	Feb. 15, 2022 ARS ($)	Jan. 31, 2022 ARS ($)	Jan. 18, 2022 ARS ($)	Jan. 01, 2022 ARS ($)	Mar. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares												$ 1,925,903	$ 3,073,781	$ 5,467,754
Contributions														$ 271,671
Play Digital S A [Member]
Disclosure of Events After Reporting Period [line items]
Contributions												$ 209,129	$ 323,309
Major Dividends [member] | Banco Galicia [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid, ordinary shares						$ 19,350
Dividend Payment Terms						payable in 12 equal, monthly and consecutive installments
Dividends declared		$ 18,016,000
Number of installments till the date of payment | Number		4
Major Dividends [member] | Tarjetas Regionales [Member]
Disclosure of Events After Reporting Period [line items]
Dividends paid											$ 1,800,000
Major Dividends [member] | Naranja [member]
Disclosure of Events After Reporting Period [line items]
Dividends paid	$ 4,000,000
Major Dividends [member] | Sudamericana Holding [Member]
Disclosure of Events After Reporting Period [line items]
Dividends paid				$ 376,000					$ 295,000
Major Dividends [member] | Galicia Asset Management [Member]
Disclosure of Events After Reporting Period [line items]
Dividends paid				1,547,000
Major Dividends [member] | Galicia Securities [Member]
Disclosure of Events After Reporting Period [line items]
Dividends paid			$ 111,000
Major Dividends [member] | Galicia Warrants [Member]
Disclosure of Events After Reporting Period [line items]
Dividends paid				$ 112,000
Irrevocable Contributions [Member] | Play Digital S A [Member]
Disclosure of Events After Reporting Period [line items]
Contributions										$ 170,443
Irrevocable Contributions [Member] | Tarjetas Regionales S.A. [member] | Naranja Digital Compaa Financiera SAU [Member]
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity										100,000
Irrevocable Contributions [Member] | Tarjetas Regionales S.A. [member] | Cobranzas Regionales S.A. [member]
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity										500,000
Irrevocable Contributions [Member] | IGAM LLC [Member]
Disclosure of Events After Reporting Period [line items]
Contributions made by group										$ 700,000
Debt Securities Issuance [Member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Eleven [Member]
Disclosure of Events After Reporting Period [line items]
Face value							$ 4,487,222
Borrowings, adjustment to interest rate basis							1.49%
Rate							Badlar rate plus a 1.49% margin
Maturity Date							maturity date 6 months from the issuance
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member]
Disclosure of Events After Reporting Period [line items]
Borrowings, adjustment to interest rate basis								6.00%
Rate								Badlar rate plus a 6.0% margin
Maturity Date								maturity date 24 months from the issuance date
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty One [Member]
Disclosure of Events After Reporting Period [line items]
Face value								$ 4,050,000
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty One Series One [Member]
Disclosure of Events After Reporting Period [line items]
Face value								$ 2,715,058
Borrowings, adjustment to interest rate basis								3.99%
Rate								Badlar rate plus a 3.99% margin
Maturity Date								maturity date 12 months from the issuance date
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty One Series Two [Member]
Disclosure of Events After Reporting Period [line items]
Face value								$ 3,284,942
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty Two [Member]
Disclosure of Events After Reporting Period [line items]
Face value					$ 7,500
Borrowings, adjustment to interest rate basis					5.00%
Maturity Date					maturity date 2 years from the issuance
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities ClassFiftyTwo Series One [Member]
Disclosure of Events After Reporting Period [line items]
Face value					$ 4,532,644
Borrowings, adjustment to interest rate basis					3.75%
Maturity Date					maturity of 12 months from the issuance
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty Two Series Two [Member]
Disclosure of Events After Reporting Period [line items]
Face value					$ 4,192,612
Borrowings, adjustment to interest rate basis					5.25%
Maturity Date					maturity date 24 months
Debt Securities Issuance [Member] | Tarjeta Naranja S.A.[member] | Global Program For Issuance Of Unsubordinated Debt Securities Class Fifty Two Series One And Two [Member]
Disclosure of Events After Reporting Period [line items]
Rate					Badlar rate plus 3.75% and 5.25%